SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Net cash used in operating activities	$ (21,961)	$ (37,052)
Net cash used in investing activities	(3,665)	$ (33,901)
Revision of Prior Period, Error Correction, Inventory Acquired As Part Of The Herbal Brands Acquisition Adjustment [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Net cash used in operating activities	3,800
Net cash used in investing activities	$ 3,800
Customer Concentration Risk [Member] | Accounts Receivable [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration risk, percentage	74.00%

[1]	See Note 3. for information on the reclassification adjustment of December 31, 2019.